UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08034

Franklin Real Estate Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  4/30

Date of reporting period:  7/31/16

Item 1. Schedule of Investments.

FRANKLIN REAL ESTATE SECURITIES TRUST

Statement of Investments, July 31, 2016 (unaudited)
Franklin Real Estate Securities Fund
	Shares	Value

Common Stocks 98.3%
Diversified REITs 3.4%
Spirit Realty Capital Inc	768,800	$10,509,496
VEREIT Inc	1,039,200	11,493,552
		22,003,048
Health Care REITs 11.5%
HCP Inc	252,800	9,917,344
OMEGA Healthcare Investors Inc	228,100	7,869,450
Physicians Realty Trust	348,200	7,562,904
Ventas Inc	345,320	26,299,571
Welltower Inc	302,400	23,989,392
		75,638,661
Homebuilding 0.7%
D.R. Horton Inc	145,900	4,797,192
Hotel & Resort REITs 3.9%
Host Hotels & Resorts Inc	656,700	11,649,858
Summit Hotel Properties Inc	541,900	7,684,142
Sunstone Hotel Investors Inc	463,835	6,169,006
		25,503,006
Hotels, Resorts & Cruise Lines 0.4%
Hilton Worldwide Holdings Inc	120,300	2,789,757
Industrial REITs 8.5%
Duke Realty Corp	537,200	15,465,988
First Industrial Realty Trust Inc	349,500	10,299,765
Prologis Inc	462,661	25,210,398
Rexford Industrial Realty Inc	208,000	4,754,880
		55,731,031
Office REITs 14.9%
Alexandria Real Estate Equities Inc	124,100	13,936,430
Boston Properties Inc	167,600	23,820,988
Brandywine Realty Trust	384,300	6,483,141
Highwoods Properties Inc	222,400	12,392,128
Kilroy Realty Corp	161,000	11,786,810
Mack-Cali Realty Corp	334,200	9,424,440
SL Green Realty Corp	65,600	7,728,992
Vornado Realty Trust	108,745	11,679,213
		97,252,142
Residential REITs 15.1%
American Homes 4 Rent, A	229,100	4,971,470
Apartment Investment & Management Co., A	259,400	11,924,618
AvalonBay Communities Inc	85,272	15,830,747
Education Realty Trust Inc	142,200	6,845,508
Equity Lifestyle Properties Inc	181,500	14,926,560
Equity Residential	216,944	14,750,023
Essex Property Trust Inc	28,763	6,727,090
Mid-America Apartment Communities Inc	23,700	2,512,674
Post Properties Inc	116,800	7,427,312
UDR Inc	350,662	13,055,146
		98,971,148

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN REAL ESTATE SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Real Estate Securities Fund (continued)
	Shares	Value

Common Stocks (continued)
Retail REITs 27.2%
Equity One Inc	306,000	$10,180,620
Federal Realty Investment Trust	40,000	6,788,000
General Growth Properties Inc	361,800	11,559,510
Kimco Realty Corp	509,800	16,364,580
The Macerich Co	48,821	4,356,786
National Retail Properties Inc	213,800	11,365,608
Realty Income Corp	274,000	19,582,780
Regency Centers Corp	184,600	15,678,078
Simon Property Group Inc	285,200	64,751,808
Tanger Factory Outlet Centers Inc	138,300	5,772,642
Weingarten Realty Investors	269,700	11,648,343
		178,048,755
Specialized REITs 12.7%
Coresite Realty Corp	137,400	11,339,622
CubeSmart	320,300	9,516,113
CyrusOne Inc	181,500	9,949,830
Digital Realty Trust Inc	165,200	17,256,792
Extra Space Storage Inc	160,200	13,780,404
Public Storage	88,300	21,096,636
		82,939,397
Total Common Stocks (Cost $360,532,936)		643,674,137

Short Term Investments (Cost $11,419,826) 1.7%

Money Market Funds 1.7%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	11,419,826	11,419,826
Total Investments (Cost $371,952,762) 100.0%		655,093,963
Other Assets, less Liabilities (0.0)%†		(188,282)
Net Assets 100.0%		$654,905,681

See Abbreviations on page 5.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 5 regarding investments in affiliated management investment companies.

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FRANKLIN REAL ESTATE SECURITIES FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Real Estate Securities Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’sadministrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At July 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.	$401,138,538

Unrealized appreciation	$284,029,727
Unrealized depreciation	(30,074,302)
Net unrealized appreciation (depreciation)	$253,955,425

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FRANKLIN REAL ESTATE SECURITIES FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

4. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in Real Estate Investment Trust securities. Such concentration may subject the Fund to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies.

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio	5,353,674	31,316,718	(25,250,566)	11,419,826	$11,419,826	$—	$—	0.1%

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At July 31, 2016, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

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FRANKLIN REAL ESTATE SECURITIES FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

ABBREVIATIONS
Selected Portfolio
REIT Real Estate Investment Trust

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially  affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  September 26, 2016

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  September 26, 2016